Shareholders' Equity - Stock-based compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Stockholder's Equity
Stock-based compensation expense	$ 5,493	$ 4,952
Restricted stock units
Stockholder's Equity
Stock-based compensation expense	2,659	2,636
Stock options
Stockholder's Equity
Stock-based compensation expense	$ 2,834	$ 2,316